Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

	As of December 31,
	2025	2024
Trade mark	$6,500,000	$6,500,000
Software	1,056,614	984,174
Intangible assets, gross	7,556,614	7,484,174
Less: accumulated amortization	(2,724,500)	(2,345,737)
Intangible assets, net	$4,832,114	$5,138,437

Amortization expenses were $369,900, $356,247 and $347,040 for the years ended December 31, 2025, 2024 and 2023, respectively.